Organization and Principal Activities - Schedule of Details of Wing Yip and its Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Wing Yip [Member]
Schedule of Details of Wing Yip and its Subsidiaries [Line Items]
Date of Incorporation	Apr. 24, 2015
Place of Incorporation	Hong Kong, China
Percentage of Ownership
Principal Activities	Holding company
Wing Yip GD [Member]
Schedule of Details of Wing Yip and its Subsidiaries [Line Items]
Date of Incorporation	Dec. 02, 2010
Place of Incorporation	Guangdong, China
Percentage of Ownership	100.00%
Principal Activities	Production and sale of food
Wing yip HN [Member]
Schedule of Details of Wing Yip and its Subsidiaries [Line Items]
Date of Incorporation	Aug. 12, 2020
Place of Incorporation	Hainan, China
Percentage of Ownership	100.00%
Principal Activities	Production and sale of food
Miaoyu [Member]
Schedule of Details of Wing Yip and its Subsidiaries [Line Items]
Date of Incorporation	Nov. 10, 2025
Place of Incorporation	Guangdong, China
Percentage of Ownership	100.00%
Principal Activities	Not yet commence business